Note 15 - Income Taxes (Details) - Deferred Tax Assets and Liabilities - USD ($)	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Deferred tax assets
Non-capital loss carry-forwards	$ 6,019,380	$ 6,528,099	$ 6,831,991
Book and tax basis differences on assets and liabilities	2,854,916	1,006,667	992,378
Other		47,180	37,136
Ontario harmonization tax credit		371,160	399,831
Investment tax credit		2,327,722	2,324,856
Undeducted research and development expenditures	5,394,426	2,183,486	2,180,640
	14,268,722	12,464,314	12,766,832
Valuation allowances for deferred tax assets	(14,268,722)	(12,464,314)	(12,766,832)
Net deferred tax assets	$ 0	$ 0	$ 0